LEASES-THE COMPANY AS LESSEE (Tables)	12 Months Ended
Dec. 31, 2010
LEASES-THE COMPANY AS LESSEE [Abstract]
Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments under non-cancelable operating leases as of December 31, 2010 were as follows (in millions):

Operating Leases

2011	$29
2012	25
2013	17
2014	14
2015	10
Thereafter	23
Total minimum lease payments	$118